Significant Accounting Policies (Details Narrative)	12 Months Ended
Dec. 31, 2017 Segments
SignificantAccountingPracticesLineItems [Line Items]
Reporting segments	1
Minimum [Member]
SignificantAccountingPracticesLineItems [Line Items]
Percentage on write off cost of plant and equipment	20.00%
Maximum [Member]
SignificantAccountingPracticesLineItems [Line Items]
Percentage on write off cost of plant and equipment	30.00%